TAXATION - Components of deferred tax assets/(liabilities) (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
Deferred tax assets:
Accrued expenses	¥ 53,314	$ 7,610	¥ 28,006
Accrued welfare	165,708	23,651	95,811
Operating lease liabilities	1,788,024	255,202	1,407,218
Impairment loss of long-lived assets and investments	3,639	519	6,703
Allowance for doubtful accounts	781	111	781
Tax losses	130,303	18,598	301,407
Total deferred tax assets before valuation allowance	2,141,769	305,691	1,839,926
Valuation allowance	(139,600)	(19,900)	(164,099)
Total deferred tax assets, net of valuation allowance	2,002,154	285,764	1,675,827
Deferred tax liabilities:
Operating lease right-of-use assets	(1,785,118)	(254,787)	(1,404,226)
Withholding tax on distributable earnings	(339,797)	(48,499)
Total deferred tax liabilities	(2,124,915)	(303,286)	(1,404,226)
Deferred tax assets, net	217,036	30,977	271,601
Deferred tax liabilities	(339,797)	(48,499)
Valuation allowance	139,600	19,900	¥ 164,099
Accumulated tax losses	¥ 266,400	$ 38,000